Consolidated Balance Sheets	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 27,787,314
Restricted cash	720,703
Accounts receivable (including amounts with related parties)	3,339,897
Prepaid expenses and other current assets	1,137,739
Total Current Assets	32,985,653
Noncurrent restricted cash	300,000
Property and equipment, net	626,278
Capitalized software, net	5,868,915
Other assets	546,874
TOTAL ASSETS	40,327,720
Current liabilities:
Accounts payable	423,414
Accrued expenses and other liabilities	1,686,142
Deferred revenue	3,561,778
Deferred rent	478,603
Total current liabilities	6,149,937
Long-term liabilities:
Long-term deferred revenue	1,370,834
Long-term deferred rent	509,202
Total Liabilities	8,029,973
Redeemable preferred stock:
Common stock subject to possible redemption, 8,009,041 and shares at $10.00 per share as of September 30, 2021 and June 30, 2021	106,884,111
Stockholders' deficit:
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,002,260 shares issued and outstanding at September 30, 2021 and June 30, 2021, excluding 8,009,041 shares of common stock subject to possible redemption	839
Additional paid-in capital	1,374,319
Accumulated deficit	(75,961,522)
Total Stockholders' (Deficit) Equity	(74,586,364)
LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 40,327,720